INTANGIBLE ASSETS AND GOODWILL - Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Estimated aggregate amortization expense
2021	$ 1,389
2022	1,204
2023	1,030
2024	905
2025	822
Thereafter	1,390
Net Carrying Amount	$ 6,740	$ 8,490